Provisions - Summary of Changes in Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Opening Balance	$ 22	$ 20
Additions during the year	15	32
Amounts settled and released in the year	(12)	(11)
Unused provision reversed, other provisions		(19)
Closing Balance	25	22
Warranties [Member]
Disclosure of other provisions [line items]
Opening Balance	16	11
Additions during the year	14	13
Amounts settled and released in the year	(12)	(8)
Unused provision reversed, other provisions		0
Closing Balance	18	16
Other provisions [Member]
Disclosure of other provisions [line items]
Opening Balance	6	9
Additions during the year	1	19
Amounts settled and released in the year	0	(3)
Unused provision reversed, other provisions		(19)
Closing Balance	$ 7	$ 6